Convertible Debentures	9 Months Ended	12 Months Ended
	Apr. 30, 2026	Jul. 31, 2025
DevvStream Corp [Member]
Convertible Debentures [Line Items]
Convertible debentures

10.    Convertible debentures

Devvio Tranche (Related Party Convertible Debt)

On January 12, 2024, the Company closed an unsecured convertible notes offering in the principal amount of $100,000 with Devvio that will bear interest at a rate of 5.3% per annum, is payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction and the debentures are not converted. The maturity was November 6, 2024. The Company has the right to prepay the whole or any portion of the principal amount, and together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment. Devvio is a related party to the Company through its ownership of the Company’s shares, and one of Devvio’s officers, directors and principal owners was a director of the Company during the year ended July 31, 2024 and until November 7, 2024.

In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) $76.50 multiplied by the common conversion ratio as set forth in the BCA (the “Common Conversion Ratio”), and (b) CAD$10.30. The shares are thereafter exchanged for common shares of the Combined Company at the Common Conversion Ratio.

•        If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of October 8, 2024 (270 days from the issuance date of the notes) and the termination of the business combination agreement for the De-SPAC transaction, the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) the 30-day volume weighted average trading price (“VWAP”) of the shares on Cboe Canada stock exchange and (b) CAD$10.30.

•        Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 30-day VWAP and (b) the floor price of CAD$10.30. The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.

At issuance, the Devvio Tranche convertible debentures were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liability at issuance was estimated to be $45,000 using the Monte Carlo model.

The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.

On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), and accordingly, the conversion terms of the principal amount and accrued interest crystalized such that they are convertible, at the option of the lender, at a conversion price of $11.70 (being $76.50 multiplied by the Common Conversion Ratio). If the convertible notes are not converted into shares, the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

Upon the crystallization of the conversion price, the conversion option met the definition of equity under Topic 815 and bifurcation is no longer required. The fair value of the conversion option was remeasured on November 6, 2024 to be $176,000 and was transferred into equity. The fair value was estimated using the Black-Scholes Option Pricing model using the following assumptions: expected dividend yield - 0%, expected volatility - 275%, risk-free interest rate - 3.10% and an expected remaining life - 0.6 years.

On November 12, 2024, the maturity of the Devvio Tranche was extended to May 30, 2025. As there was no change to the cash flows as a result of this change, the 10% test was not met and therefore, there was no extinguishment of the debt as a result of this change. The Devvio Tranche is outstanding as of April 30, 2026, and the Company is in the process of negotiating a further extension.

Focus Impact Partners Convertible Debt (Related Party Convertible Debt)

In the prior year, the Company closed an unsecured convertible notes offering with Focus Impact Partners, LLC (“Focus Impact Partners”). Subsequent to the closing of the De-SPAC transaction, Focus Impact Partners became a related party of the Company as one of the directors of the Company is an officer of Focus Impact Partners. The convertible notes were initially closed on January 12, 2024 and additional advances were added under the same offering. The total initial principal amounts of $550,000 under the original Focus Impact Partners Convertible Debt were received in five installments: $150,000 on November 6, 2023, $150,000 on January 9, 2024, $100,000 on March 28, 2024,

$100,000 on April 19, 2024, and $50,000 on June 13, 2024. The debentures will bear interest at a rate of 5.3% per annum, payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction (Note 4) and the debentures are not converted. The maturity date for all advances was November 6, 2024. The Company has the right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.

In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) a 25% discount to the 20-day VWAP of the shares on the Cboe Exchange multiplied by the Common Conversion Ratio, and (b) $20.00 (the De-SPAC Floor Price”).

•        The shares are thereafter exchanged for common shares of the Company at the Common Conversion Ratio.

•        If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of October 8, 2024 (270 days from the issuance date of the notes), or the termination of the BCA with Focus Impact, the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) a 25% discount to the 20-day VWAP of the shares on the Cboe Exchange calculated on the conversion date and b) the floor price defined as the current market price on the date of announcement of the offering which was CAD $4.75.

•        Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 20-day VWAP and (b) the floor price defined as the current market price on the date of announcement of the offering which was CAD $4.75.

•        The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.

On June 28, 2024, the Company and Focus Impact Partners agreed to amend the Focus Impact Partners Convertible Debt (“the June 2024 Amendment”) such that the De-SPAC Floor Price would be amended from $20.00 to CA$4.75.

On June 28, 2024, the Company received additional proceeds of $20,000 under the June 2024 Amendment.

On August 19, 2024, October 18, 2024, October 28, 2024 and November 1, 2024, the Company received additional proceeds of $41,500, $6,500, $7,650 and $12,000 under the June 2024 Amendment.

The Focus Impact Partners Convertible Debt were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The total fair value of the derivative liabilities at the various issuance dates for the proceeds received during the year ended July 31, 2024 was estimated to be $25,800 as valued using the Monte Carlo model. The total fair value of the derivative liabilities at the various issuance dates for the proceeds received during the year ended July 31, 2025 was estimated to be $65,750 as valued using the Monte Carlo model.

The June 2024 Amendment had no impact on the classification of the convertible debenture and therefore, the conversion feature was considered a derivative before and after the modification. As there was no change to the host instrument cash flows as a result of this change, the 10% test was not met and therefore, there was no extinguishment of the host debt as a result of this change.

As the conversion option was bifurcated before and after the modification, the change in the fair value of the conversion feature was recognized as the loss on revaluation of the derivative liabilities through the consolidated statement of operations and comprehensive loss.

The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.

On November 13, 2024, the Company issued a new $637,150 convertible note bearing interest of 5.3% per annum, with a maturity date of November 13, 2026 (“New Focus Impact Partners Convertible Debt”), in exchange for the cancellation of the Focus Impact Partners Convertible Debt as described above (the “November 2024 Amendment”). The principal loan amount and any accrued interest under the New Focus Impact Partners Convertible Debt are convertible into common stock of the Company at the option of the holder at a 25% discount to the 20-day volume weighted average price of the Company’s shares, subject to a floor of $8.67 per share. The Company retains the right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.

Accrued interest on the previously existing Focus Impact Partners Convertible Debt, amounting to $21,129, were not converted into the New Focus Impact Partners Convertible Debt, and were transferred to accrued liabilities of the Company.

As a result of the November 2024 amendment, the conversion option met the definition of equity under Topic 815 and bifurcation is no longer required. As the conversion option was bifurcated before the amendment but not bifurcated after the amendment, a change in the fair value of the conversion option of over 10% of the of the carrying amount of the original debt without the bifurcation at inception constitutes a substantial change. Immediately prior to the November 2024 Amendment, the value of the conversion feature associated with the Focus Impact Partners Grid Note was $2,250,000. The fair value of the conversion feature was $59,000 after the November 2024 Amendment as estimated using the Monte Carlo model. With the 10% test being met, extinguishment accounting was applied. The carrying value of the old debt of $637,650 was derecognized and the fair value of the new debt of $544,441 (based on a 14% market yield) was recognized. The fair value of the conversion feature of $59,000 was transferred to equity. As Focus Impact Partners is a related party, the gain on the extinguishment of $93,209 was recognized in equity as a capital transaction pursuant to ASC 470-50-40-2.

On March 10, 2026, the Company and Focus Impact Partners entered into a conversion agreement to settle the outstanding New Focus Impact Partners Convertible Debt through the issuance of common shares at a conversion price of $0.9026 per share. At the settlement date, the debt had a carrying value of $999,691, comprising the fair value of the debt of $1,051,032 less the unamortized discount of $51,341. As the conversion was effected at a price below the $8.67 floor conversion price provided under the original terms, the Company issued additional shares to induce conversion, and the settlement was accounted for as an induced conversion under ASC 470-20. Upon conversion, the carrying value of the debt of $999,691 was derecognized and reclassified to equity. The Company issued 1,164,450 common shares in settlement, compared to the 121,226 shares issuable under the original conversion terms, resulting in 1,043,224 incremental inducement shares. The fair value of the incremental consideration, measured as 1,043,224 shares at the Company’s share price of $0.7920 on the settlement date, was $826,233 and was recognized as an inducement expense in the statement of operations.

Envviron Tranche (Related Party Convertible Debt)

On April 23, 2024, the Company closed an unsecured convertible note offering in the principal amount of $250,000 with Envviron SAS (a company controlled by a former director of the Company) that will bear interest at a rate of 5.3% per annum, payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction and the debentures are not converted (“Envviron Tranche”). The maturity date was February 15, 2025. The Company has the right to prepay the whole or any portion of the principal amount, and together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment. The terms of the Envviron Tranche are identical to the original Focus Impact Partners Convertible Debt.

In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on Cboe Canada stock exchange, and (b) $20.00. The shares are thereafter exchanged for common shares of Focus Impact at the Common Conversion Ratio.

•        If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of January 18, 2025 (270 days from the issuance date of the notes) and the termination of the BCA for the De-SPAC transaction, the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on Cboe Canada stock exchange and (b) CAD$4.75.

•        Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 30-day VWAP and (b) the floor price of CAD$4.75. The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.

The Envviron Tranche convertible debentures were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liability at issuance was estimated to be $2,750 using the Monte Carlo model.

The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.

On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), and accordingly, the conversion terms of the principal amount and accrued interest crystalized such that they are convertible, at the option of the lender, at a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on the NASDAQ, and (b) $20.00. If the convertible notes are not converted into shares, the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

Upon the crystallization of the conversion price, the conversion option met the definition of equity under Topic 815 and bifurcation is no longer required. The fair value of the conversion option was remeasured on November 6, 2024 to be $31,000 and was transferred into equity. The fair value was estimated using the Monte Carlo model.

On November 12, 2024, the maturity of the Envviron Tranche are extended to May 30, 2025. As there was no change to the cash flows as a result of this change, the 10% test was not met and therefore, there was no extinguishment of the debt as a result of this change. The Envviron Tranche is outstanding as of April 30, 2026, and the Company is in the process of negotiating a further extension.

Debt Assumed on RTO

Upon the completion of the De-SPAC transaction (Note 4), the Company assumed two unsecured promissory notes amounting to $3,000,000 issued to Focus Impact Sponsor, LLC (the “Focus Impact Sponsor”), a significant shareholder of the Company. The promissory notes were interest-free and had a maturity date on the completion of the De-SPAC transaction (Note 4). Upon the completion of the De-SPAC transaction, $1,500,000 of the promissory notes was convertible into warrants of the Company at a price of $1.00 per warrant. The Company also assumed $345,000 of accrued administrative fees owing to Focus Impact Partners.

On November 13, 2024, the Company issued new convertible notes totaling $3,345,000, bearing interest of 5.3% per annum, with a maturity date of November 13, 2026 (“New Convertible Debt”), in exchange for the cancellation of the assumed debt described above.

The principal loan amount and any accrued interest under the New Convertible Debt are convertible into common stock of the Company at the option of the holder at a 25% discount to the 20-day volume weighted average price of the Company’s shares, subject to a floor of $8.67 per share. The Company has the right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.

As the conversion feature was not bifurcated before and after the amendment, a difference in the present value of cash flows under the terms of the new debt instrument of at least 10% from the present value of the remaining cash flows under the terms of the original debt instrument constitutes a substantial change. The change was assessed to be in excess of 10%. With the 10% test being met, extinguishment accounting was applied. The carrying value of the old debt of $3,345,000 was derecognized and the fair value of the new debt of $2,856,042 (based on a 14% market yield) was recognized. As Focus Impact Partners and the Focus Impact Sponsor are related parties, the gain on the extinguishment of $488,957 was recognized in equity as a capital transaction pursuant to ASC 470-50-40-2.

In connection with the New Focus Impact Partners Convertible Debt and the New Convertible Debt, the Company agreed (i) to grant the Secured Parties a first ranking security interest in all of the carbon credits and similar environmental assets held by the Company, presently existing or hereafter created or acquired, and (ii) to execute and deliver to the Secured Parties a security agreement evidencing the Secured Parties’ security interest (the “Security Agreement”). On December 18, 2024, the Company executed and delivered to the Secured Parties the Security Agreement.

On March 10, 2026, the Company and Focus Impact Sponsor entered into a conversion agreement to settle the outstanding New Convertible Debt through the issuance of common shares at a conversion price of $0.9026 per share. At the settlement date, the debt had a carrying value of $3,053,582, comprising the fair value of the debt of $3,210,403 less the unamortized discount of $156,821. As the conversion was effected at a price below the $8.67 floor conversion price provided under the original terms, the Company issued additional shares to induce conversion, and the settlement was accounted for as an induced conversion under ASC 470-20. Upon conversion, the carrying value of the debt of $3,053,582 was derecognized and reclassified to equity. The Company issued 3,556,839 common shares in settlement, compared to the 370,289 shares issuable under the original conversion terms, resulting in 3,186,550 incremental inducement shares. The fair value of the incremental consideration, measured as 3,186,550 shares at the Company’s share price of $0.7920 on the settlement date, was $2,523,748 and was recognized as an inducement expense in the statement of operations.

Additional Focus Impact Partners Convertible Debt (Related Party Convertible Debt)

On March 19, 2025, the Company closed a convertible note offering in the principal amount of $218,000 with Focus Impact Partners that will bear interest at a rate of 5.3% per annum, with a maturity date of March 19, 2027 (“Additional Convertible Debt”).

The principal loan amount and any accrued interest under the Additional Convertible Debt are convertible into common stock of the Company at the option of the holder at a 25% discount to the 20-day volume weighted average price of the Company’s shares. The Company has a right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.

Due to the absence of a floor conversion price, the Additional Convertible Debt was determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liabilities at issuance was estimated to be $72,500 as valued using the Monte Carlo model.

On March 10, 2026, the Company and Focus Impact Partners entered into a conversion agreement to settle the outstanding Additional Convertible Debt through the issuance of 254,045 common shares.

Because the conversion was effected outside the original stated conversion terms, the transaction was accounted for as an extinguishment of debt under ASC 470-50. At the settlement date, the Company derecognized the host debt component with a carrying value of $188,519 (face value of $229,301 net of unamortized discount of $40,781) and the related embedded derivative liability, measured at a fair value of $74,000 at the conversion date using the Monte Carlo model. The fair value of the common shares issued in settlement was $201,203, determined using the Company’s share price of $0.7920 on the settlement date. As the debt was held by a related party, the resulting $61,316 difference between the carrying value of the liabilities extinguished and the fair value of the consideration issued was recognized as a capital transaction within additional paid-in capital in accordance with ASC 470-50-40-2.

Crypto Strategy Convertible Debt

On July 17, 2025, the Company entered into a securities purchase agreement with Helena for the issuance of up to fifty-nine tranches of convertible notes (“Crypto Strategy Convertible Debt”) for a total principal amount of $300,000,000, with closings of each tranche subject to fulfillment of conditions. Each tranche will have an issuance discount of 8%, and bear interest at a rate of 8% per annum, with a maturity date of 18 months from the date of funding. Interest shall be payable by the Company on the first day of each month. At the option of the Company, the interest is payable in cash, through the issuance of additional notes, or under certain situations, through the issuance of common shares. The Crypto Strategy Convertible Debt ranks senior to all outstanding and future indebtedness of the Company. The securities purchase agreement will terminate automatically on July 17, 2027.

The principal loan amount and any accrued interest under the Crypto Strategy Convertible Debt in issuance are convertible into common stock of the Company at the option of the holder at 95% of the lowest daily volume weighted average price of the Company’s shares during the 5 preceding trading days, subject to a floor price of $0.07722, and a cap price of $7.722.

If the Company issues any debt or equity, the lenders have the option to cause the Company to direct 25% of aggregate proceeds of such issuances to repay the Crypto Strategy Convertible Debt. The Company has a right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date. A 10% prepayment penalty is applied on any repayments prior to the maturity date.

During the period ending on the later of (i) 12 months after the closing date of the initial tranche of the Crypto Strategy Convertible Debt, and (ii) the termination of the securities purchase agreement for the Crypto Strategy Convertible Debt, if the Company offers new securities for sale, the lenders have first refusal to up to 25% of the new securities being offered.

The proceeds of the Crypto Strategy Convertible Debt are subject to restrictions of use, with 70% of the net proceeds of the initial tranche, and 75% of the net proceeds of the subsequent tranches are required to be used to purchase cryptocurrencies. Until such time as the Company’s aggregate acquisition of cryptocurrencies equal or exceeds $20,000,000 (the “Digital Asset Threshold Amount”), the Crypto Strategy Convertible Debt will be secured by a first preference perfected security interest in all of the existing and future assets of the Company and its direct and indirect subsidiaries, including all of the capital stock of each of the subsidiaries and cryptocurrencies purchased with the proceeds of the Crypto Strategy Convertible Debt, as evidenced by a security agreement. Subject to certain exceptions contained in the purchase agreement for the Crypto Strategy Convertible Debt, upon the Company’s achievement of the Digital Asset Threshold Amount, the parties have agreed to amend the terms of the security agreement such that the Company’s obligations shall thereafter be secured exclusively by the cryptocurrencies held in the designated collateral control account.

As of April 30, 2026, the Crypto Strategy Convertible Debt is secured by up to $20,000,000 of proceeds from the Crypto Strategy Convertible Debt, held in a segregated account for trading in cryptocurrencies.

The segregated account is subject to a crypto control account agreement, which requires lenders’ approval for actions taken in the segregated account.

On July 17, 2025, the Company closed the initial tranche of the Crypto Strategy Convertible Debt in the principal amount of $10,000,000, for gross proceeds of $9,200,000, with a maturity date of January 17, 2027. The Company also incurred $85,000 in transaction costs in connection with the issuance. $6,405,000 of net proceeds are intended for the purchase of cryptocurrencies. As of April 30, 2026, $79,990 are held as cash in a segregated account, and are thus presented as restricted cash in the consolidated balance sheet and $5,125,100 has been used for purchase of cryptocurrencies (Note 6).

In connection with entering into the Crypto Strategy Convertible Debt, the Company entered into a registration rights agreement (the “RRA”), pursuant to which, the Company agreed to register for resale the common shares that are issuable upon conversion of the Crypto Strategy Convertible Debt. If the registration statement covering the resale of the common shares is not filed or declared effective by certain dates set forth in the RRA, the Company will be required to pay Helena certain amounts as liquidated damages.

On December 3, 2025, the Company received a consent and waiver letter from Helena in relation to a Merger Agreement (Note 14) entered into between the Company and Southern Energy Renewables Inc. (“Southern”), under which Helena agreed to (i) consent to the Company entering into the Merger Agreement; (ii) waive its right to terminate the securities purchase agreement for the Crypto Strategy Convertible Debt in relation to a potential change of control triggered by the execution of the Merger Agreement; (iii) waive its right to cause the Company to utilize 25% of the aggregate proceeds of any issuances in connection with the Merger Agreement with Southern to repay the Crypto Strategy Convertible Debt.; (iv) waive its right to participate in any stock issuances contemplated by the Merger Agreement; (v) waive the Company’s obligation to deliver any notice of change of control triggered by the execution of the Merger Agreement, and other limited waivers.

On March 5, 2026, the Company and Helena entered into a mutual agreement for an interest waiver on the Crypto Strategy Convertible Debt through the end of May 2026, and to utilize $1,200,000 held as restricted cash in the Bitgo account to partially prepay the debt, inclusive of a 10% prepayment penalty. The Company assessed the amendment under ASC 470-50 and concluded the modification was not substantial.

Between March 2026 and April 2026, the Company issued 4,965,908 shares (Note 14) pursuant to conversion notices issued to the Company by Helena in relation to the Crypto Strategy Convertible Debt, for the conversion of principal of $3,188,250. Further, on April 28, 2026 the Company received an irrevocable conversion notice to convert principal of $250,000 for 900,756 shares, which are not issued until May 1, 2026, has been recorded as converted, as of April 30, 2026. Accordingly, the corresponding carrying value of $3,272,313 in relation to the Crypto Strategy Convertible Debt is reclassified from convertible debt to equity.

Subsequent to April 30, 2026, Helena asserted an event of default under the Crypto Strategy Convertible Debt and took control of the Bitgo custodial account (Note 6). On June 8, 2026, the Company entered into a settlement agreement with Helena under which it relinquished the account, and the agreed value of $2,600,000 was applied against the debt, with a remaining balance of liquidated damages and penalties outstanding, after further conversions of the Crypto Strategy Convertible Debt (Note 19). The Company has recorded a default penalty accrual as of April 30, 2026, as reported below.

Default Penalty on Convertible Debt

Under the terms of the Crypto Strategy Convertible Debt and the RRA, an event of default arising from a failure to secure the effectiveness of a registration statement by the agreed upon deadline entitles the holder to liquidated damages of 1% of the outstanding balances per month, together with interest of 10% per annum on those liquidated damages, and a mandatory default amount equal to a 130% premium on outstanding principal and interest. The deadline to secure an effective registration statement was November 8, 2025. The Company’s failure to secure an effective registration statement was a condition that existed as of April 30, 2026. Helena’s assertion of default in May 2026 (Note 19) and the related settlement in June 2026 (Note 19) demonstrated that the loss was probable and reasonably estimable as of April 30, 2026.

Accordingly, in accordance with ASC 450-20, the Company recognized a provision for default penalties of $1,159,038 as of April 30, 2026, comprising liquidated damages and related interest of $456,642 and a default premium of $702,396. The Company concluded that the 5% default interest otherwise provided for was not applicable in light of an interest holiday granted by Helena, and that no liability for conversion-failure liquidated damages existed as of April 30, 2026 as the relevant condition had not arisen at that date.

Waiver Fee Note

On February 10, 2026, the Company issued a $250,000 convertible promissory note (the “Waiver Fee Note”) to Helena pursuant to a debt conversion side letter. The Waiver Fee Note was issued as consideration for Helena’s commitment to convert a minimum of $9,000,000 of principal and accrued interest under the Crypto Strategy Convertible Debt by May 10, 2026, and no cash proceeds were received by the Company on issuance. The Waiver Fee Note bears interest at 8% per annum, computed on the basis of a 360-day year of twelve 30-day months, and matures on January 17, 2027.

As no cash or other consideration was received by the Company and the Waiver Fee Note was issued solely to induce Helena’s conversion commitment, the $250,000 principal amount was recognized as an inducement expense on issuance, with a corresponding convertible debt liability. The note was issued at its face amount with no original issue discount and no transaction costs; accordingly, its effective interest rate equals the contractual rate of 8% and its net carrying value equals its gross carrying value, with no accretion recognized in any period. Consistent with the assessment of the Crypto Strategy Convertible Debt, the conversion feature attached to the Waiver Fee Note is not bifurcated.

A continuity of the Company’s convertible debentures is as follows:

Balance as at July 31, 2024	$881,544
Issued	13,686,133
Fair value of embedded derivative	(138,250)
Issuance discount	(800,000)
Transaction costs	(85,000)
Repayment	(448,151)
Accretion	346,424
Interest	305,591
Accrued interest transferred to accrued liabilities	(21,129)
Extinguishment	(3,982,650)
Assumed on RTO	3,345,000
Balance as at July 31, 2025	$13,089,512
Issuance	250,000
Repayment	(2,191,635)
Accretion	664,262
Interest	751,261
Conversion	(3,272,313)
Extinguishment	(4,241,792)
Balance as at April 30, 2026	$5,049,295

Breakdown of the Company’s convertible debentures is as follows:

	April 30, 2026	July 31, 2025
Convertible debentures, short-term, related party	$388,901	$375,027
Convertible debentures, long-term, related party	—	3,914,146
Convertible debentures, short-term	4,660,394	—
Convertible debentures, long-term	—	8,800,339
	$5,049,295	$13,089,512

The face value of the convertible debentures as of April 30, 2026 was $5,245,298.

Below is a continuity of the embedded derivative liabilities:

Balance as at July 31, 2024	$919,250
Derivative liability component	138,250
Change in fair value of derivative liabilities	(719,000)
Transferred to equity	(266,000)
Balance as at July 31, 2025	$72,500
Change in fair value of derivative liabilities	1,500
Transferred to equity	(74,000)
Balance as at April 30, 2026	$—

In connection with the issuance of the convertible debentures during the year ended July 31, 2025, the Company incurred $85,000 in directly attributable transaction costs, which are allocated to the convertible debenture.

In connection with the issuance of the convertible debentures during the year ended July 31, 2024, the Company incurred $40,227 in directly attributable transaction costs. $36,484 was allocated to the host financial liability, $3,743 was allocated to the embedded derivative and recorded immediately in the consolidated statement of operations as general and administrative expenses.

The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement (for the year ended July 31, 2025)	As at July 31, 2025	As at March 10, 2026 (extinguishment date)
Probability of De-SPAC Transaction closing	90% – 99%	N/A	N/A
Risk-free interest rate	0.61% – 4.25%	2.75%	2.43%
Expected term (years)	0.01 – 2.00	1.63	1.02
Expected annual volatility for the Company	92.5% – 150%	150%	150%
Expected annual volatility for Focus Impact	2.5% – 100%	N/A	N/A
Common conversion ratio	0.063 – 0.1462	N/A	N/A
Foreign exchange rate	0.718 – 0.734	N/A	N/A

As at April 30, 2026, the conversion options attached to the Devvio Tranche, the Focus Impact Partners Convertible Debt, the Envviron Tranche, and the New Convertible Debt meet the definition of equity under Topic 815 and are accordingly no longer presented as derivative liabilities. Only the conversion option attached to the Additional Convertible Debt is presented as derivative liabilities, which has been transferred to equity upon extinguishment of the Additional Convertible Debt.

9.      Convertible debentures

Devvio Tranche (Related Party Convertible Debt)

On January 12, 2024, the Company closed an unsecured convertible notes offering in the principal amount of $100,000 with Devvio that will bear interest at a rate of 5.3% per annum, is payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction and the debentures are not converted. The maturity was November 6, 2024. The Company has the right to prepay the whole or any portion of the principal amount, and together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment. Devvio is a related party to the Company through its ownership of the Company’s shares, and one of Devvio’s officers, directors and principal owners was a director of the Company during the year ended July 31, 2024 and until November 7, 2024.

In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) $76.50 multiplied by the common conversion ratio as set forth in the BCA (the “Common Conversion Ratio”), and (b) CAD$10.30. The shares are thereafter exchanged for common shares of the Combined Company at the Common Conversion Ratio.

•        If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of October 8, 2024 (270 days from the issuance date of the notes) and the termination of the business combination agreement for the De-SPAC transaction, the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) the 30-day volume weighted average trading price (“VWAP”) of the shares on Cboe Canada stock exchange and (b) CAD$10.30.

•        Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 30-day VWAP and (b) the floor price of CAD$10.30. The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.

At issuance, the Devvio Tranche convertible debentures were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liability at issuance was estimated to be $45,000 using the Monte Carlo model.

The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.

On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), and accordingly, the conversion terms of the principal amount and accrued interest crystalized such that they are convertible, at the option of the lender, at a conversion price of $11.70 (being $76.50 multiplied by the Common Conversion Ratio). If the convertible notes are not converted into shares, the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

Upon the crystallization of the conversion price, the conversion option met the definition of equity under Topic 815 and bifurcation is no longer required. The fair value of the conversion option was remeasured on November 6, 2024 to be $176,000 and was transferred into equity. The fair value was estimated using the Black-Scholes Option Pricing model using the following assumptions: expected dividend yield – 0%, expected volatility – 275%, risk-free interest rate – 3.10% and an expected remaining life – 0.6 years.

On November 12, 2024, the maturity of the Devvio Tranche was extended to May 30, 2025. As there was no change to the cash flows as a result of this change, the 10% test was not met and therefore, there was no extinguishment of the debt as a result of this change. The Devvio Tranche is outstanding as of July 31, 2025, and the Company is in the process of negotiating a further extension.

Focus Impact Partners Convertible Debt (Related Party Convertible Debt)

In the prior year, the Company closed an unsecured convertible notes offering with Focus Impact Partners, LLC (“Focus Impact Partners”). Subsequent to the closing of the De-SPAC transaction, Focus Impact Partners became a related party of the Company as one of the directors of the Company is an officer of Focus Impact Partners. The convertible notes were initially closed on January 12, 2024 and additional advances were added under the same offering. The total initial principal amounts of $550,000 under the original Focus Impact Partners Convertible Debt were received in five installments: $150,000 on November 6, 2023, $150,000 on January 9, 2024, $100,000 on March 28, 2024, $100,000 on April 19, 2024, and $50,000 on June 13, 2024. The debentures will bear interest at a rate of 5.3% per annum, payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction (Note 4) and the debentures are not converted. The maturity date for all advances was November 6, 2024. The Company has the right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.

In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) a 25% discount to the 20-day VWAP of the shares on the Cboe Exchange multiplied by the Common Conversion Ratio, and (b) $20.00 (the De-SPAC Floor Price”).

•        The shares are thereafter exchanged for common shares of the Company at the Common Conversion Ratio.

•        If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of October 8, 2024 (270 days from the issuance date of the notes), or the termination of the BCA with Focus Impact, the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) a 25% discount to the 20-day VWAP of the shares on the Cboe Exchange calculated on the conversion date and b) the floor price defined as the current market price on the date of announcement of the offering which was CAD $4.75.

•        Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 20-day VWAP and (b) the floor price defined as the current market price on the date of announcement of the offering which was CAD $4.75.

•        The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.

On June 28, 2024, the Company and Focus Impact Partners agreed to amend the Focus Impact Partners Convertible Debt (“the June 2024 Amendment”) such that the De-SPAC Floor Price would be amended from $20.00 to CA$4.75.

On June 28, 2024, the Company received additional proceeds of $20,000 under the June 2024 Amendment.

On August 19, 2024, October 18, 2024, October 28, 2024 and November 1, 2024, the Company received additional proceeds of $41,500, $6,500, $7,650 and $12,000 under the June 2024 Amendment.

The Focus Impact Partners Convertible Debt were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The total fair value of the derivative liabilities at the various issuance dates for the proceeds received during the year ended July 31, 2024 was estimated to be $25,800 as valued using the Monte Carlo model. The total fair value of the derivative liabilities at the various issuance dates for the proceeds received during the year ended July 31, 2025 was estimated to be $65,750 as valued using the Monte Carlo model.

The June 2024 Amendment had no impact on the classification of the convertible debenture and therefore, the conversion feature was considered a derivative before and after the modification. As there was no change to the host instrument cash flows as a result of this change, the 10% test was not met and therefore, there was no extinguishment of the host debt as a result of this change.

As the conversion option was bifurcated before and after the modification, the change in the fair value of the conversion feature was recognized as the loss on revaluation of the derivative liabilities through the consolidated statement of operations and comprehensive loss.

The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.

On November 13, 2024, the Company issued a new $637,150 convertible note bearing interest of 5.3% per annum, with a maturity date of November 13, 2026 (“New Focus Impact Partners Convertible Debt”), in exchange for the cancellation of the Focus Impact Partners Convertible Debt as described above (the “November 2024 Amendment”). The principal loan amount and any accrued interest under the New Focus Impact Partners Convertible Debt are convertible into common stock of the Company at the option of the holder at a 25% discount to the 20-day volume weighted average price of the Company’s shares, subject to a floor of $8.67 per share. The Company retains the right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.

Accrued interest on the previously existing Focus Impact Partners Convertible Debt, amounting to $21,129, were not converted into the New Focus Impact Partners Convertible Debt, and were transferred to accrued liabilities of the Company.

As a result of the November 2024 amendment, the conversion option met the definition of equity under Topic 815 and bifurcation is no longer required. As the conversion option was bifurcated before the amendment but not bifurcated after the amendment, a change in the fair value of the conversion option of over 10% of the of the carrying amount of the original debt without the bifurcation at inception constitutes a substantial change. Immediately prior to the November 2024 Amendment, the value of the conversion feature associated with the Focus Impact Partners Grid Note was $2,250,000. The fair value of the conversion feature was $59,000 after the November 2024 Amendment as estimated using the Monte Carlo model. With the 10% test being met, extinguishment accounting was applied. The carrying value of the old debt of $637,650 was derecognized and the fair value of the new debt of $544,441 (based on a 14% market yield) was recognized. The fair value of the conversion feature of $59,000 was transferred to equity. As Focus Impact Partners is a related party, the gain on the extinguishment of $93,209 was recognized in equity as a capital transaction pursuant to ASC 470-50-40-2.

Envviron Tranche (Related Party Convertible Debt)

On April 23, 2024, the Company closed an unsecured convertible note offering in the principal amount of $250,000 with Envviron SAS (a company controlled by a former director of the Company) that will bear interest at a rate of 5.3% per annum, payable at maturity, subject to acceleration if the Company completes the De-SPAC transaction and the debentures are not converted (“Envviron Tranche”). The maturity date was February 15, 2025. The Company has the right to prepay the whole or any portion of the principal amount, and together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment. The terms of the Envviron Tranche are identical to the original Focus Impact Partners Convertible Debt.

In the event the Company completes a De-SPAC transaction, the principal amount and accrued interest are convertible into SVS of the Company at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on Cboe Canada stock exchange, and (b) $20.00. The shares are thereafter exchanged for common shares of Focus Impact at the Common Conversion Ratio.

•        If the Company completes the De-SPAC transaction, and the convertible notes are not converted into shares, the maturity date will accelerate and the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

In the event the Company does not complete a De-SPAC transaction at the later of January 18, 2025 (270 days from the issuance date of the notes) and the termination of the BCA for the De-SPAC transaction, the principal and accrued interest are convertible into units consisting of one SVS and half of a share purchase warrant, at the option of the lender, as follows:

•        At a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on Cboe Canada stock exchange and (b) CAD$4.75.

•        Each warrant will carry the right to purchase a share with an exercise price equal to the greater of (a) a 20% premium on the 30-day VWAP and (b) the floor price of CAD$4.75. The warrants will expire 2 years after the conversion date.

The conversion price is subject to certain anti-dilution provisions.

The Envviron Tranche convertible debentures were determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liability at issuance was estimated to be $2,750 using the Monte Carlo model.

The prepayment option and the accelerated repayment condition were not separately accounted for as they were determined to be clearly and closely related to the host contract.

On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), and accordingly, the conversion terms of the principal amount and accrued interest crystalized such that they are convertible, at the option of the lender, at a conversion price equal to the greater of (a) the price that is a 25% discount to the 20-day VWAP of the shares on the NASDAQ, and (b) $20.00. If the convertible notes are not converted into shares, the principal plus interest will become repayable within 10 days after the closing of the De-SPAC transaction.

Upon the crystallization of the conversion price, the conversion option met the definition of equity under Topic 815 and bifurcation is no longer required. The fair value of the conversion option was remeasured on November 6, 2024 to be $31,000 and was transferred into equity. The fair value was estimated using the Monte Carlo model.

On November 12, 2024, the maturity of the Envviron Tranche are extended to May 30, 2025. As there was no change to the cash flows as a result of this change, the 10% test was not met and therefore, there was no extinguishment of the debt as a result of this change. The Envviron Tranche is outstanding as of July 31, 2025, and the Company is in the process of negotiating a further extension.

Debt Assumed on RTO

Upon the completion of the De-SPAC transaction (Note 4), the Company assumed two unsecured promissory notes amounting to $3,000,000 issued to Focus Impact Sponsor, LLC (the “Focus Impact Sponsor”), a significant shareholder of the Company. The promissory notes were interest-free and had a maturity date on the completion of the De-SPAC transaction (Note 4). Upon the completion of the De-SPAC transaction, $1,500,000 of the promissory notes was convertible into warrants of the Company at a price of $1.00 per warrant. The Company also assumed $345,000 of accrued administrative fees owing to Focus Impact Partners.

On November 13, 2024, the Company issued new convertible notes totaling $3,345,000, bearing interest of 5.3% per annum, with a maturity date of November 13, 2026 (“New Convertible Debt”), in exchange for the cancellation of the assumed debt described above.

The principal loan amount and any accrued interest under the New Convertible Debt are convertible into common stock of the Company at the option of the holder at a 25% discount to the 20-day volume weighted average price of the Company’s shares, subject to a floor of $8.67 per share. The Company has the right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.

As the conversion feature was not bifurcated before and after the amendment, a difference in the present value of cash flows under the terms of the new debt instrument of at least 10% from the present value of the remaining cash flows under the terms of the original debt instrument constitutes a substantial change. The change was assessed to be in excess of 10%. With the 10% test being met, extinguishment accounting was applied. The carrying value of the old debt of $3,345,000 was derecognized and the fair value of the new debt of $2,856,042 (based on a 14% market yield) was recognized. As Focus Impact Partners and the Focus Impact Sponsor are related parties, the gain on the extinguishment of $488,957 was recognized in equity as a capital transaction pursuant to ASC 470-50-40-2.

In connection with the New Focus Impact Partners Convertible Debt and the New Convertible Debt, the Company agreed (i) to grant the Secured Parties a first ranking security interest in all of the carbon credits and similar environmental assets held by the Company, presently existing or hereafter created or acquired, and (ii) to execute and deliver to the Secured Parties a security agreement evidencing the Secured Parties’ security interest (the “Security Agreement”). On December 18, 2024, the Company executed and delivered to the Secured Parties the Security Agreement.

Additional Focus Impact Partners Convertible Debt (Related Party Convertible Debt)

On March 19, 2025, the Company closed a convertible note offering in the principal amount of $218,000 with Focus Impact Partners that will bear interest at a rate of 5.3% per annum, with a maturity date of March 19, 2027 (“Additional Convertible Debt”).

The principal loan amount and any accrued interest under the Additional Convertible Debt are convertible into common stock of the Company at the option of the holder at a 25% discount to the 20-day volume weighted average price of the Company’s shares. The Company has a right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date without notice or a penalty payment.

Due to the absence of a floor conversion price, the Additional Convertible Debt was determined to be a financial instrument comprising a host debt component and a conversion feature which is an embedded derivative that required bifurcation. On initial recognition, the embedded derivative was valued first, and the residual value was assigned to the host financial debt component. The fair value of the derivative liabilities at issuance was estimated to be $72,500 as valued using the Monte Carlo model. The fair value of the derivative liabilities as at July 31, 2025 was estimated to be $72,500 as valued using the Monte Carlo model.

Crypto Strategy Convertible Debt

On July 17, 2025, the Company entered into a securities purchase agreement with Helena for the issuance of up to fifty-nine tranches of convertible notes (“Crypto Strategy Convertible Debt”) for a total principal amount of $300,000,000, with closings of each tranche subject to fulfillment of conditions. Each tranche will have an issuance discount of 8%, and bear interest at a rate of 8% per annum, with a maturity date of 18 months from the date of funding. Interest shall be payable by the Company on the first day of each month. At the option of the Company, the interest is payable in cash, through the issuance of additional notes, or under certain situations, through the issuance of common shares. The Crypto Strategy Convertible Debt ranks senior to all outstanding and future indebtedness of the Company. The securities purchase agreement will terminate automatically on July 17, 2027.

The principal loan amount and any accrued interest under the Crypto Strategy Convertible Debt in issuance are convertible into common stock of the Company at the option of the holder at 95% of the lowest daily volume weighted average price of the Company’s shares during the 5 preceding trading days, subject to a floor price of $0.7722, and a cap price of $7.722.

If the Company issues any debt or equity, the lenders have the option to cause the Company to direct 25% of aggregate proceeds of such issuances to repay the Crypto Strategy Convertible Debt.

The Company has a right to prepay the whole or any portion of the principal amount, together with any accrued interest, at any time prior to the maturity date. A 10% prepayment penalty is applied on any repayments prior to the maturity date.

During the period ending on the later of (i) 12 months after the closing date of the initial tranche of the Crypto Strategy Convertible Debt, and (ii) the termination of the securities purchase agreement for the Crypto Strategy Convertible Debt, if the Company offers new securities for sale, the lenders have first refusal to up to 25% of the new securities being offered.

The proceeds of the Crypto Strategy Convertible Debt are subject to restrictions of use, with 70% of the net proceeds of the initial tranche, and 75% of the net proceeds of the subsequent tranches are required to be used to purchase cryptocurrencies. Until such time as the Company’s aggregate acquisition of cryptocurrencies equal or exceeds $20,000,000 (the “Digital Asset Threshold Amount”), the Crypto Strategy Convertible Debt will be secured by a first preference perfected security interest in all of the existing and future assets of the Company and its direct and indirect subsidiaries, including all of the capital stock of each of the subsidiaries and cryptocurrencies purchased with the proceeds of the Crypto Strategy Convertible Debt, as evidenced by a security agreement. Subject to certain exceptions contained in the purchase agreement for the Crypto Strategy Convertible Debt, upon the Company’s achievement of the Digital Asset Threshold Amount, the parties have agreed to amend the terms of the security agreement such that the Company’s obligations shall thereafter be secured exclusively by the cryptocurrencies held in the designated collateral control account.

Currently, as the Digital Asset Threshold Amount is not yet met, the Crypto Strategy Convertible Debt is secured by up to $20,000,000 of proceeds from the Crypto Strategy Convertible Debt, held in a segregated account for trading in cryptocurrencies. The segregated account is subject to a crypto control account agreement, which requires lenders’ approval for actions taken in the segregated account.

On July 17, 2025, the Company closed the initial tranche of the Crypto Strategy Convertible Debt in the principal amount of $10,000,000, for gross proceeds of $9,200,000, with a maturity date of January 17, 2027. The Company also incurred $85,000 in transaction costs in connection with the issuance. $6,405,000 of net proceeds are intended for the purchase of cryptocurrencies. As of July 31, 2025, $6,405,000 are held as cash in a segregated account, and are thus presented as restricted cash in the consolidated balance sheet.

In connection with entering into the Crypto Strategy Convertible Debt, the Company entered into a registration rights agreement (the “RRA”), pursuant to which, the Company agreed to register for resale the common shares that are issuable upon conversion of the Crypto Strategy Convertible Debt. If the registration statement covering the resale of the common shares is not filed or declared effective by certain dates set forth in the RRA, the Company will be required to pay Helena I certain amounts as liquidated damages.

A continuity of the Company’s convertible debentures is as follows:

Balance as at August 1, 2023	$—
Issued	920,000
Fair value of embedded derivative	(73,550)
Transaction costs	(36,484)
Accretion	52,552
Interest	19,026
Balance as at July 31, 2024	$881,544
Issued	13,686,133
Fair value of embedded derivative	(138,250)
Issuance discount	(800,000)
Transaction costs	(85,000)
Repayment	(448,151)
Accretion	346,424
Interest	305,591
Accrued interest transferred to accrued liabilities	(21,129)
Extinguishment	(3,982,650)
Assumed on RTO	3,345,000
Balance as at July 31, 2025	$13,089,512

Breakdown of the Company’s convertible debentures is as follows:

	July 31, 2025	July 31, 2024
Convertible debentures, short-term, related party	$375,027	$881,544
Convertible debentures, long-term, related party	3,914,146	—
Convertible debentures, long-term	8,800,339	—
	$13,089,512	$881,544

The face value of the convertible debentures as of July 31, 2025 was $14,102,499.

Below is a continuity of the embedded derivative liabilities:

Balance as at August 1, 2023	$—
Derivative liability component	73,550
Change in fair value of derivative liabilities	845,700
Balance as at July 31, 2024	$919,250
Derivative liability component	138,250
Change in fair value of derivative liabilities	(719,000)
Transferred to equity	(266,000)
Balance as at July 31, 2025	$72,500

In connection with the issuance of the convertible debentures during the year ended July 31, 2025, the Company incurred $85,000 in directly attributable transaction costs, which are allocated to the convertible debenture.

In connection with the issuance of the convertible debentures during the year ended July 31, 2024, the Company incurred $40,227 in directly attributable transaction costs. $36,484 was allocated to the host financial liability, $3,743 was allocated to the embedded derivative and recorded immediately in the consolidated statement of operations as general and administrative expenses.

The key inputs used in the Monte Carlo model for the derivative liabilities were as follows:

	At initial measurement (for the year ended July 31, 2024)	As at July 31, 2024	At initial measurement (for the year ended July 31, 2025)	As at July 31, 2025
Probability of De-SPAC Transaction closing	90%	90%	90% – 99%	N/A
Risk-free interest rate	4.60% – 4.87%	4.27% – 4.38%	0.61% – 4.25%	2.75%
Expected term (years)	0.35 – 0.82	0.26 – 0.54	0.01 – 2.00	1.63
Expected annual volatility for the Company	90% – 145%	85% – 112%	92.5% – 150%	150%
Expected annual volatility for Focus Impact	2.5% – 5%	2.5%	2.5% – 100%	N/A
Common conversion ratio	0.083 – 0.155	0.083	0.063 – 0.1462	N/A
Foreign exchange rate	0.727 – 0.747	0.7242	0.718 – 0.734	N/A

As at July 31, 2025, the conversion options attached to the Devvio Tranche, the Focus Impact Partners Convertible Debt, the Envviron Tranche, and the New Convertible Debt meet the definition of equity under Topic 815, and are accordingly no longer presented as derivative liabilities. Only the conversion option attached to the Additional Convertible Debt is presented as derivative liabilities.